PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 9: — PROPERTY AND EQUIPMENT, NET

December 31, 2024:

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2024	$825	$340	$938	$2,103
Initially consolidated subsidiary	6	6	39	51
Additions	43	3	2	48
Deductions	(15)	—	—	(15)
Revaluation recognized in OCI	—	—	(3)	(3)
Balance at December 31, 2024	859	349	976	2,184

Accumulated depreciation:
Balance at January 1, 2024	607	202	711	1,520
Depreciation	113	30	115	258
Deductions	(13)	—	—	(13)
Revaluation recognized in OCI	—	—	(1)	(1)
Balance at December 31, 2024	707	232	825	1,764
Depreciated cost at December 31, 2024	$152	$117	$151	$420

December 31, 2023:

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2023	$788	$321	$937	$2,046
Additions	60	19	1	80
Deductions	(23)	—	—	(23)
Balance at December 31, 2023	825	340	938	2,103
Accumulated depreciation:
Balance at January 1, 2023	498	174	607	1,279
Depreciation	124	28	104	256
Deductions	(15)	—	—	(15)
Balance at December 31, 2023	607	202	711	1,520
Depreciated cost at December 31, 2023	$218	$138	$227	$583